Contract Liabilities - Schedule of Movement of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jul. 29, 2024
Third parties [Member]
Contract with Customer, Liability [Line Items]
Balance at beginning of the year
Increase in contract liabilities as a result of billings in advance of performance obligation	67,001
Balance at end of the year	67,001
Related party [Member]
Contract with Customer, Liability [Line Items]
Balance at beginning of the year
Increase in contract liabilities as a result of billings in advance of performance obligation	90,479
Balance at end of the year	67,001
Balance at beginning of the year	90,479
Balance at end of the year	$ 90,479